Segment and Entity-wide Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Long-Lived Assets by Geographic Areas
The table below reflects the Company's geographic distribution of property, plant, and equipment, net and ROU assets, net as of the following balance sheet dates:

	December 31,
	2025	2024
United Kingdom	$10,832	$13,652
United States	2,175	3,113
Rest of World	833	1,278
Total	$13,840	$18,043